SUBSEQUENT EVENTS (Details Narrative) - USD ($)																3 Months Ended		12 Months Ended
	Aug. 11, 2022	Jul. 11, 2022	Jul. 11, 2022	Jul. 06, 2022	Jul. 05, 2022	Jun. 27, 2022	May 19, 2022	Mar. 09, 2022	Feb. 25, 2022	Feb. 25, 2022	Feb. 14, 2022	Feb. 02, 2022	Nov. 12, 2021	Nov. 12, 2021	Jan. 13, 2021	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 28, 2022
Subsequent Event [Line Items]
Common Stock, Shares, Issued																1,500,362		341,023	142,716	2,587
Proceeds from Issuance of Common Shares																	$ 2,099,683	$ 3,039,925	$ 250,000
Conversion of preferred stock																		8,977	62,485
Fair value of shares																$ 1,064,965
Common Class C [Member]
Subsequent Event [Line Items]
Conversion of shares												7,250
Conversion of preferred stock												905,111
Conversion rate												$ 2.63
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible note	$ 275,000			$ 125,000	$ 250,000	$ 275,000
Subsequent Event, Description			On July 11, 2022, we issued 250,000 Options to our Chief Executive Officer on July 11, 2022 at $4.00 per share with a 5 year exercise period.
Convertible Debt [Member]
Subsequent Event [Line Items]
Face amount													$ 2,400,000	$ 2,400,000	$ 228,000
Interest rate													8.00%	8.00%	12.00%
Conversion of shares													90,000
Maturities term														five year
Exercise price of shares														$ 15.00
Fair value														$ 174,436
Proceeds from Issuance of Common Shares														$ 1,966,000	$ 200,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount							$ 400,000				$ 200,000
Interest rate	12.00%			12.00%	12.00%	12.00%	12.00%				12.00%
Conversion of shares											120,000
Maturities term											five year
Exercise price of shares	$ 15.00				$ 15.00	$ 15.00	$ 15.00				$ 15.00
Fair value	$ 40,000			$ 20,000	$ 40,000	$ 40,000	$ 41,500				$ 816,000
Proceeds from Issuance of Common Shares											$ 979,000
Debt description	with a corresponding original issue discount of $ 5,000.			with an original issue discount of $12,000 and issuance costs of $10,000.	with an original issue discount of $25,000 and issuance costs of $25,000.	with an original issue discount of $ 25,000	recorded an original issue discount of $20,000 and transaction fees of $12,000				recorded an original issue discount of $120,000 and transaction fees of $101,000.
Description of conversion	The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.			The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.	The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.	The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.	The note has certain default provisions such as failure to pay any principal or interest when due and failure to issue shares upon conversion. In the event of these or any other default provisions, the note becomes due and payable at 125%.				The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 60,000 out of the 115,000 shares issued will be cancelled.
Maturity date											Aug. 14, 2022
Shares issued											115,000
Fair value of shares											$ 782,000
Convertible Debt 4 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount								$ 200,000
Interest rate								12.00%
Conversion of shares	100,000			50,000	100,000	100,000	33,333	20,000
Maturities term	P5Y		P5Y		P5Y	P5Y	P5Y	five year
Exercise price of shares								$ 15.00
Fair value								$ 144,000
Proceeds from Issuance of Common Shares	$ 50,000			$ 102,500	$ 200,000	$ 250,000	$ 325,000	$ 168,000
Debt description								recorded an original issue discount of $20,000 and transaction fees of $12,000.
Description of conversion								The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 10,000 out of the 19,200 shares issued will be cancelled.
Maturity date									Oct. 09, 2022	Oct. 09, 2022
Shares issued								19,200
Fair value of shares								$ 138,240
Convertible Debt One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate		12.00%	12.00%	12.00%
Exercise price of shares			$ 15.00		$ 15.00
Fair value			$ 20,000	$ 20,000
Debt description			with an original issue discount of $13,889 and issuance costs of $8,333.	with an original issue discount of $12,000 and issuance costs of $10,000.
Description of conversion		The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.		The note has conversion privileges upon default at a conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion.
Convertible note		$ 138,890	$ 138,890	$ 125,000
Convertible Debt 5 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of shares			50,000	50,000
Proceeds from Issuance of Common Shares			$ 116,668	$ 102,500
Convertible Debt 1 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount									$ 350,000	$ 350,000
Interest rate									12.00%	12.00%
Conversion of shares										35,000
Maturities term										five year
Exercise price of shares										$ 15.00
Fair value										$ 189,000
Proceeds from Issuance of Common Shares										$ 294,000
Debt description									recorded an original issue discount of $35,000 and transaction fees of $21,000.
Description of conversion										The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 17,500 out of the 33,542 shares issued will be cancelled.
Maturity date									Aug. 25, 2022	Aug. 25, 2022
Shares issued									33,542
Fair value of shares										$ 181,125
Convertible Debt 2 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount									$ 150,000	$ 150,000
Interest rate									12.00%	12.00%
Conversion of shares										15,000
Maturities term										five year
Exercise price of shares										$ 15.00
Fair value										$ 81,000
Proceeds from Issuance of Common Shares										$ 119,250
Debt description									recorded an original issue discount of $15,000 and transaction fees of $15,750.
Description of conversion										The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 7,500 out of the 14,400 shares issued will be cancelled.
Maturity date									Aug. 25, 2022	Aug. 25, 2022
Shares issued									14,400
Fair value of shares										$ 77,760
Convertible Debt 3 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount								$ 200,000
Interest rate								12.00%
Conversion of shares								20,000
Maturities term								five year
Exercise price of shares								$ 15.00
Fair value								$ 144,000
Proceeds from Issuance of Common Shares								$ 168,000
Debt description								recorded an original issue discount of $20,000 and transaction fees of $12,000.
Description of conversion								The note is convertible only in the event of default, including if the loan is not repaid at maturity. The conversion price is the lower of the lowest trading price i) previous 20 trading days before issuance date or ii) previous 20 trading days before conversion date. The loan maturity may be extended by an additional six months at the Company’s option. If the loan is not extended, then 10,000 out of the 19,200 shares issued will be cancelled.
Maturity date									Oct. 09, 2022	Oct. 09, 2022
Shares issued								19,200
Fair value of shares								$ 138,240